Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Loss per Share	Basic and diluted net loss per share for each of the periods presented are calculated as follows:

	Year Ended December 31
	2017	2018	2019
	RMB	RMB	RMB	US$ (Note 2.5)
	(in thousands, except for loss per shares)
Numerator:
Net loss attributable to I-Mab	(298,240)	(402,833)	(1,451,950)	(208,560)
Deemed dividend to Series C-1 preferred shareholders at extinguishment of Series C-1 Preferred Shares	—	—	(5,283)	(759)
Deemed dividend to Series B-1, B-2 and C preferred shareholders at modification of Series B-1, B-2 and C Preferred Shares	—	—	(27,768)	(3,989)

Net loss attributable to ordinary shareholders	(298,240)	(402,833)	(1,485,001)	(213,308)

Denominator:
Weighted average number of ordinary shares outstanding - basic and diluted	5,742,669	6,529,092	7,381,230	7,381,230

Net loss per share - basic and diluted	(51.93)	(61.70)	(201.19)	(28.90)

Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share	The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	Year Ended December 31
	2017	2018	2019
Convertible preferred shares	14,811,182	64,389,968	92,238,119
Convertible promissory notes	673,738	—	—
Restricted shares	1,623,553	1,134,058	—
Stock options	not applicable	not applicable	11,388,776